Short-term investments	12 Months Ended
Dec. 31, 2020
Disclosure of short term investments [abstract]
Short-term investments	Short-term investments

	2020	2019

Listed securities
Bonds (a)	675,599	168,737
Equity securities (b)	970,353	—
Unlisted securities
Bonds (a)	6,464,154	2,758,265
Investment funds (c)	10,136	9,787
Equity securities (b)	7,816	240
	8,128,058	2,937,029

(a)
Comprised of public and private bonds with maturities greater than three months, indexed to fixed and floating rates. As of December 31, 2020, bonds of listed securities are mainly indexed in a range of 97.50% to 100% CDI rate (2019 – 100% CDI). Liquidity risk is minimal.

(b)
Comprised of ordinary shares of listed and unlisted entities. The Group elected to recognize the changes in fair value of the existing equity instruments through OCI. The change in fair value in 2020 of R$ 40,336 (2019 - R$ (938)) was recognized in other comprehensive income.

(c)	Comprised of foreign investment fund shares.
Short-term investments are denominated in Brazilian reais and U.S. dollars.